Lease (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Amortization of right-of-use assets	¥ 520	¥ 250
Interest expense	¥ 39	¥ 17
Weighted-average remaining lease term	1 year	9 months 18 days
Weighted-average discount rate	3.95%	4.75%